Business developments - Share transactions (Details 2) - CHF (SFr)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Additional share information
Issuance of common shares	203,000,000	0	0	203,000,000	0
Issued shares (in shares)	2,650,747,720	2,447,747,720	2,556,011,720	2,650,747,720	2,556,011,720	2,447,747,720	2,556,011,720	2,556,011,720
Mandatory convertible notes (MCNs) [Member]
Additional share information
Common Stock, Terms of Conversion	On April 22, 2021, the Group announced that it placed two series of mandatory convertible notes (MCNs), Series A MCNs and Series B MCNs, which will be convertible into 100 million shares and 103 million shares of Credit Suisse Group AG, respectively. The MCNs settled on May 12, 2021. The aggregate principal amount of Series A MCNs issued was CHF 865 million and the aggregate principal amount of Series B MCNs issued was CHF 891 million. The shares of Credit Suisse Group AG underlying the Series A MCNs were issued from Credit Suisse Group AG’s conditional capital. The shares of Credit Suisse Group AG underlying the Series B MCNs were issued from Credit Suisse Group AG’s authorized capital. As of the end of 2Q21, MCNs with a principal value of CHF 924,000 have been early converted into 106,805 shares of Credit Suisse Group AG. The remaining shares of Credit Suisse Group AG are held by Credit Suisse Group (Guernsey) VII Limited, the issuing entity of the MCNs for delivery to holders of MCNs upon conversion of the MCNs.
Stock Issued During Period, Value, Conversion of Convertible Securities	SFr 924,000
Issued shares (in shares)	106,805			106,805
Series A MCNs [Member]
Additional share information
Issuance of common shares	100,000,000
MCNs principal amount	SFr 865,000,000			SFr 865,000,000
Series B MCNs [Member]
Additional share information
Issuance of common shares	103,000,000
MCNs principal amount	SFr 891,000,000			SFr 891,000,000